Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance Units and Reinvested Dividends on Outstanding Performance Units

	Years Ended December 31,
Performance Shares	2019	2018	2017
Awarded Shares (in thousands)	535.0	581.4	590.7
Weighted Average Share Fair Value at Grant Date	$83.21	$67.21	$69.78
Vesting Period (in years)	3	3	3

Performance Shares and AEP Career Shares (Reinvested Dividends Portion)	Years Ended December 31,
	2019	2018	2017
Awarded Shares (in thousands) (a)	66.4	80.2	74.6
Weighted Average Fair Value at Grant Date	$88.73	$70.58	$72.35
Vesting Period (in years)	(b)	(b)	(b)

(a)	All awarded dividends in 2019 were equity awards and awarded dividends in both 2018 and 2017 were a mix of equity awards and liability awards.

(b)
The vesting period for the reinvested dividends on performance shares is equal to the remaining life of the related performance shares.  Dividends on AEP career shares vest immediately when the dividend is awarded but are not settled in AEP common stock until after the participant’s AEP employment ends.

Summary of Performance Scores and Performance Units Earned

	Years Ended December 31,
Performance Shares	2019	2018	2017
Certified Performance Score	132.7%	136.7%	164.8%
Performance Shares Earned	792,897	820,780	956,055
Performance Shares Mandatorily Deferred as AEP Career Shares	10,063	11,248	20,213
Performance Shares Voluntarily Deferred into the Incentive Compensation Deferral Program	49,392	56,826	47,177
Performance Shares to be Settled (a)	733,442	752,706	888,665

(a)
Performance shares settled for the three-year period ended December 31, 2019 settled in AEP common stock. Performance units settled for the three-year period ended December 31, 2018 and 2017 settled in cash.

Summary of Cash Payouts for Performance Units and Career Shares

	Years Ended December 31,
Performance Units and AEP Career Shares	2019	2018	2017
	(in millions)
Cash Settlements for Performance Units	$58.3	$66.9	$64.9
AEP Common Stock Settlements for Career Share Distributions	6.6	5.1	0.4

Status of Nonvested Performance Units

Nonvested Performance Shares	Shares	Weighted Average Grant Date Fair Value
	(in thousands)
Nonvested as of January 1, 2019	1,171.3	$66.01
Granted	582.5	80.30
Vested (a)	(597.5)	65.42
Forfeited	(42.9)	70.32
Nonvested as of December 31, 2019	1,113.4	73.64

(a)	The vested Performance Shares will be converted to 733 thousand shares based on the closing share price on the day before settlement.

Monte Carlo Valuation Assumptions

	Years Ended December 31,
Monte Carlo Valuation	2019	2018	2017
Valuation Period (in years) (a)	2.87	2.87	2.86
Expected Volatility Minimum	14.83%	14.77%	15.65%
Expected Volatility Maximum	25.57%	26.72%	27.19%
Expected Volatility Average	17.39%	17.90%	19.07%
Dividend Rate (b)	—%	—%	—%
Risk Free Rate	2.49%	2.34%	1.44%

(a)Period from award date to vesting date.
(b)Equivalent to reinvesting dividends.

Summary of Units Awarded and Fair Value of Restricted Stock Units

	Years Ended December 31,
Restricted Stock Units	2019	2018	2017
Awarded Units (in thousands)	304.8	260.0	255.8
Weighted Average Grant Date Fair Value	$81.57	$67.96	$65.26

Total Fair Value and Total Intrinsic Value of Restricted Shares and Restricted Stock Units Vested

	Years Ended December 31,
Restricted Stock Units	2019	2018	2017
	(in millions)
Fair Value of Restricted Stock Units Vested	$16.3	$16.6	$16.1
Intrinsic Value of Restricted Stock Units Vested (a)	21.6	19.2	20.0

(a)	Intrinsic value is calculated as market price at exercise date.

Status of Nonvested Restricted Shares and Restricted Stock Units

Nonvested Restricted Stock Units	Shares/Units	Weighted Average Grant Date Fair Value
	(in thousands)
Nonvested as of January 1, 2019	489.1	$66.01
Granted	304.8	81.57
Vested	(253.7)	64.44
Forfeited	(23.3)	70.27
Nonvested as of December 31, 2019	516.9	75.55

Stock Unit Accumulation Plan for Non-employee Directors

	Years Ended December 31,
Stock Unit Accumulation Plan for Non-Employee Directors	2019	2018	2017
Awarded Units (in thousands)	10.0	11.4	14.8
Weighted Average Grant Date Fair Value	$89.13	$70.41	$70.79

Compensation Cost and Actual Tax Benefit Realized for Tax Deductions from Compensation Cost for Share-based Payment Arrangements

	Years Ended December 31,
Share-based Compensation Plans	2019	2018	2017
	(in millions)
Compensation Cost for Share-based Payment Arrangements (a)	$57.9	$53.2	$79.5
Actual Tax Benefit (b)	8.4	7.7	18.9
Total Compensation Cost Capitalized	20.0	19.7	26.4

(a)	Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on the statements of income.
(b)
In December 2017, Tax Reform modified Section 162(m) of the Internal Revenue Code.  Beginning after 2017, AEP can generally no longer deduct certain compensation expense in excess of $1 million for certain named executive officers. This will reduce the tax benefit going forward.